Investment Objectives and Goals	Sep. 26, 2025
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF